GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Schedule of changes in goodwill
The following table outlines the changes in goodwill during the period:

Total
$
Balance as of December 31, 2019	107,677
Acquired through business acquisition (1)	25,640
Foreign exchange	(423)
Balance as of December 31, 2020	132,894
Acquired through business acquisition (1)	19,789
Foreign exchange	(849)
Balance as of December 31, 2021	151,834
(1)Refer to Note 19 for additional information regarding the Company's recent business acquisitions.